Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating activities:
Net profit	$ 2,983	$ 2,968	$ 2,623
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	524	466	441
Interest and dividend income	(139)	(108)	(77)
Finance cost	35	27	26
Income tax expense	1,142	1,068	973
Exchange differences on translation of assets and liabilities, net	21	15	(8)
Impairment loss recognized/(reversed) under expected credit loss model	35	23	25
Stock compensation expense	64	56	45
Other adjustments	80	8	(13)
Changes in working capital
Trade receivables and unbilled revenues	(875)	(1,064)	(248)
Prepayments and other assets	(404)	(225)	(90)
Trade payables	(35)	200	(33)
Unearned revenues	103	299	138
Other liabilities and provisions	407	632	319
Cash generated from operations	3,941	4,365	4,121
Income taxes paid	(1,088)	(1,020)	(863)
Net cash generated by operating activities	2,853	3,345	3,258
Investing activities:
Expenditure on property, plant and equipment and intangibles	(319)	(290)	(285)
Deposits placed with corporation	(123)	(121)	(97)
Redemption of deposits placed with corporations	94	101	69
Interest and dividend received	120	109	70
Payment for acquisition of business, net of cash acquired	(113)		(165)
Payments to acquire Investments
Liquid mutual fund units and fixed maturity plan securities	(8,739)	(7,240)	(4,753)
Target maturity fund units	(49)
Certificates of deposit	(1,280)	(560)
Quoted debt securities	(228)	(786)	(1,555)
Commercial paper	(371)
Other investments	(2)	(3)	(3)
Proceeds on sale of Investments
Quoted debt securities	318	494	534
Equity and preference securities	12		10
Certificates of deposit	1,287	105	154
Commercial paper	284
Liquid mutual fund units and fixed maturity plan securities	8,890	7,186	4,909
Other investments		1	3
Escrow and other deposits pertaining to Buyback	(59)	(57)
Redemption of escrow and other deposits pertaining to Buyback	59	57
Other payments	(8)	(10)	(27)
Other receipts	9	9	7
Net cash used in investing activities	(218)	(1,005)	(1,129)
Financing activities:
Payment of lease liabilities	(151)	(125)	(94)
Payment of dividends	(1,697)	(1,703)	(1,226)
Payment of dividends to non-controlling interests of subsidiary	(3)	(11)	(3)
Shares issued on exercise of employee stock options	4	2	2
Payment towards purchase of non-controlling interest			(7)
Other payments	(59)	(17)
Other receipts	16	32	11
Buyback of equity shares including transaction costs and tax on buyback	(1,398)	(1,503)
Net cash used in financing activities	(3,288)	(3,325)	(1,317)
Net increase/(decrease) in cash and cash equivalents	(653)	(985)	812
Effect of exchange rate changes on cash and cash equivalents	(171)	(90)	103
Cash and cash equivalents at the beginning	2,305	3,380	2,465
Cash and cash equivalents at the end	1,481	2,305	3,380
Supplementary information:
Restricted cash balance	$ 44	$ 62	$ 69